LONG-TERM DEBTS	9 Months Ended
Sep. 30, 2023
Debt Disclosure [Abstract]
LONG-TERM DEBTS

NOTE 15 — LONG-TERM DEBTS

The Company’s long-term loans borrowed from banks and other financial institutions, which consist of the following:

Name of Lender	Original Amount Borrowed (JPY)	Loan Duration	Annual Interest Rate	Balance as of September 30, 2023 (unaudited)	Balance as of December 31, 2022
Mizuho Bank, Ltd.	40,000,000	1/22/2021— 1/22/2028	0.00%	$267,684	$303,467
Mizuho Bank, Ltd.	60,000,000	1/22/2021— 1/22/2028	0.00%	401,526	455,201
Mizuho Bank, Ltd.	50,000,000	1/22/2021— 1/22/2028	1.70%	334,605	379,334
Japan Finance Corporation	50,000,000	12/29/2020— 12/31/2027	1.11%	334,605	279,190
Japan Finance Corporation	226,600,000	12/29/2020— 1/31/2026	0.50%	1,564,611	1,896,669
Aggregate outstanding principal balances				2,903,031	3,313,861
Less: current portion				(160,811)	(54,624)
Non-current portion				$2,742,220	$3,259,237

Interest expense for long-term debts was $14,093 and $19,728 for the nine months ended September 30, 2023 and 2022 (unaudited), respectively.